Provisions - Narrative (Details) £ in Millions	12 Months Ended
	Mar. 31, 2023 GBP (£) site	Mar. 31, 2022 GBP (£)	Mar. 31, 2021 GBP (£)
Disclosure of other provisions [line items]
Other provisions	£ 2,642	£ 2,539	£ 2,227
Additional provisions	£ 455	423
Other environment related provision
Disclosure of other provisions [line items]
Weighted average duration of cash flows	10 years 6 months
Other provisions	£ 1,891	1,877	£ 1,700
Additional provisions	£ 142	158
Other environment related provision | US
Disclosure of other provisions [line items]
Number of Superfund sites | site	3
Weighted average duration of cash flows	11 years
Other provisions	£ 1,768	1,725
Liability for claims and claims adjustment
Disclosure of other provisions [line items]
Other provisions	182	163
Liability for interconnector excess revenues
Disclosure of other provisions [line items]
Other provisions	108	121
Onerous lease commitments and rates payable on surplus properties
Disclosure of other provisions [line items]
Other provisions	37	28
Emissions
Disclosure of other provisions [line items]
Other provisions	48	26
Restructuring
Disclosure of other provisions [line items]
Other provisions	5	17
Additional provisions	£ 2	£ 16